Equity - Adjustment on initial application IFRS 21 Narrative (Details) - Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
€ in Millions
Jan. 01, 2024 EUR (€)
Disclosure of reserves within equity [line items]
Adjustment on initial application of new reporting (Note 17)	€ (142)
Retained earnings
Disclosure of reserves within equity [line items]
Adjustment on initial application of new reporting (Note 17)	224
Translation differences
Disclosure of reserves within equity [line items]
Adjustment on initial application of new reporting (Note 17)	€ (366)